UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                 REPORT FOR THE QUARTER ENDED DECEMBER 31, 2008

                           Check here if Amendment [ ]

                         This Amendment (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12497
================================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
-------------------------------
New York, New York
February 13, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F Summary Page
                                 Report Summary:



Number of Other Managers:               1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $ 56,135 (in thousands)

List of Other Included Managers:

No.    Name                                                Form 13F File Number
---    ----                                                --------------------

01     Shannon River Capital Management, LLC               28-12497







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

                           FORM 13F INFORMATION TABLE
                            ------------------------

                                                                  (SEC USE ONLY)

Name of Reporting Manager:  Shannon River Fund Management Co., LLC

Name of Manager No. 1:  Shannon River Capital Management, LLC

       Column 1:        Column 2:  Column 3:    Column 4:              Column 5:       Column 6:  Column 7:            Column 8:

     Name of Issuer     Title of    CUSIP      Fair Market   Shares or     SH/  Put/  Investment    Other          Voting Authority
                          Class     Number        Value      Principal     PRN  Call  discretion  Managers
                                             (in thousands)    Amount
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole   Shared   None
Answers Corp.              COM     03662X100       308        43,235        SH          OTHER       01        43,235
DG Fastchannel Inc.        COM     23326R109      4,869      390,172        SH          OTHER       01       390,172
Dolan Media Co.            COM     25659P402      3,295      500,000        SH          OTHER       01       500,000
Equifax Inc.               COM     294429105      1,061       40,000        SH          OTHER       01        40,000
Equinix Inc.               COM     29444U502      5,542      104,200        SH          OTHER       01       104,200
Formfactor Inc.            COM     346375108      2,165      148,297        SH          OTHER       01       148,297
4 Kids Entertainment       COM     350865101       108        55,207        SH          OTHER       01        55,207
Inc.
Gamestop Corp.             COM     36467W109       866        40,000        SH          OTHER       01        40,000
Geoeye Inc.                COM     37250W108       254        13,200        SH          OTHER       01        13,200
Google Inc.                COM     38259P508      2,307       7,500         SH          OTHER       01        7,500
Hollywood Media Corp.      COM     436233100      3,124     3,123,860       SH          OTHER       01      3,123,860
Information Services       WTS     45675Y112        8        104,800        SH          OTHER       01       104,800
Group
Intl Game Technology       COM     459902102       476        40,000        SH          OTHER       01        40,000
I2 Technologies Inc.       COM     465754208      3,527      551,936        SH          OTHER       01       551,936
Limelight Networks, Inc.   COM     53261M104       551       225,000        SH          OTHER       01       225,000
Liveperson Inc.            COM     538146101      2,627     1,443,593       SH          OTHER       01      1,443,593
MDC Partners Inc.          COM     552697104      1,546      508,687        SH          OTHER       01       508,687
Macrovision Solutions      COM     55611C108      3,850      304,336        SH          OTHER       01       304,336
Corp.
Pegasystems Inc            COM     705573103     11,767      952,023        SH          OTHER       01       952,023
Penn National Gaming       COM     707569109       641        30,000        SH          OTHER       01        30,000
Inc.
Rambus Inc.                COM     750917106      3,926      246,600        SH          OTHER       01       246,600
Salesforce.com Inc.        COM     79466L302       800        25,000        SH          OTHER       01        25,000
Tyler Technologies Inc.    COM     902252105       386        32,200        SH          OTHER       01        32,200
Voltaire Ltd.              COM     M97613109      2,131      720,000        SH          OTHER       01       720,000


GRAND TOTAL                                      56,135    9,649,846

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